PATENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Asset Impairment [Abstract]
PATENTS

7. Patents

In fiscal 2005, the Company started the patent process for additional WATER$AVR® products. Patents associated with these costs were granted in 2006 and they have been amortized over their legal life of 17 years.

	March 31, 2022 Cost	Accumulated Amortization	March 31, 2022 Net
Patents	$212,161	$202,572	$9,589

	December 31, 2021 Cost	Accumulated Amortization	December 31, 2021 Net
Patents	$208,079	$194,380	$13,699

The increase in the carrying amount of patents is primarily due to foreign currency translation effects. The 2022 cost in Canadian dollars - $265,102 (December 31, 2021 - $265,102 in Canadian dollars).

Amount of amortization for 2022 - $4,110 (2021 - $4,110) and is included in cost of sales in the consolidated statements of income and comprehensive income.

Estimated amortization expense over this year is as follows:

2022	13,699

7. Patents

	2021 Cost	Accumulated Amortization	2021 Net
Patents	$208,079	$194,380	$13,699

	2020 Cost	Accumulated Amortization	2020 Net
Patents	$208,211	$178,074	$30,137

Decrease in 2021 cost was due to currency conversion. 2021 cost in Canadian dollars - $265,102 (2020 - $265,102 in Canadian dollars).

Amount of amortization for 2021: $16,438 (2020 - $16,438) and is included in cost of sales in the consolidated statements of income and comprehensive income.

Estimated amortization expense over the next five years is as follows:

2022	$13,699